Details of Significant Accounts - Summary of Components of Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current income tax:
Current income tax on profits for the year	$ 1,278	$ 45	$ 906	$ 538
Prior year income tax (over) underestimation	(146)	(5)	3,214	329
Total current income tax	1,132	40	4,120	867
Deferred income tax:
Tax expense (income), continuing operations	$ 1,132	$ 40	$ 4,120	$ 867